Empower Small Cap Value Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	105 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%		14.29%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.59%	8.88%		9.27%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent	4.37%	9.68%		9.18%
Investor
Prospectus [Line Items]
Average Annual Return, Percent	4.08%	9.30%		8.79%